SHARE-BASED COMPENSATION - Schedule of range of assumptions used in the Monte Carlo simulation, long term incentive plan (Details) - LTIP	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility	46.00%	49.00%	53.46%
Risk-free interest rate	0.61%
Dividend yields	0.00%	0.00%	0.00%
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate		(0.554%)	(0.528%)
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate		(0.416%)	(0.551%)